Property, Plant and Equipment (Details) - Schedule of investment properties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COST
Property, Plant and Equipment (Details) - Schedule of investment properties [Line Items]
Opening balance	$ 12,291,058
Acquisitions
Capitalised subsequent expenditure
Classified as held for sale or disposals
Transfer (to)/from inventories and owner-occupied property	10,983,012	12,291,058
Translation adjustment	(844,585)
Closing balance	24,118,655	12,291,058
DEPRECIATION AND IMPAIRMENT
Property, Plant and Equipment (Details) - Schedule of investment properties [Line Items]
Opening balance	(7,191,880)
Provided for the year	(400,328)
Eliminated upon disposal of assets
Impairment for the year
Transfer to/(from) inventories and owner-occupied property	(7,758,060)	(7,191,880)
Translation adjustment	(494,192)
Closing balance	(15,844,460)	(7,191,880)
CARRYING AMOUNT
Property, Plant and Equipment (Details) - Schedule of investment properties [Line Items]
Closing balance	$ 8,274,195	$ 5,099,178